UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment:        |_|; Amendment Number: ____

This Amendment (Check only one):|_| is a restatement |_| adds new holding
                                    entries.

Institutional Manager Filing this Report:

Name: Sleep, Zakaria & CO Ltd.

Address:  1A, Burnsall Street
          London, SW3 3SR
          United Kingdom

13F File Number: 028-12054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Qais Zakaria
Title:  Director
Phone:  +44 207 101 1960


Signature, Place and Date of Signing:

/s/ Qais Zakaria           London, United Kingdom           January 22, 2013
-------------------     ---------------------------      --------------------
     [Signature]               [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  4

Form 13F Information Table Value Total: $1,146,912
                                         (thousands)


List of Other Included Managers:

No.    Form 13F                                     File Number

1      The Nomad Investment Partnership L.P.        028-12449


                                           FORM 13F INFORMATION TABLE
                                                December 31, 2012



COLUMN 1                    COLUMN  2  COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8

                            TITLE                   VALUE     SHRS OR  SH/ PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER              OF CLASS   CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION   MANAGERS   SOLE  SHARED    NONE
--------------             ---------  ------      ---------  -------- ---------  -----------  ---------   ----- -------   -----

AMAZON COM INC              COM        023135106   735,300  2,931,000   SH       SHARED-DEFINED  1         0    2,931,000   0
BERKSHIRE HATHAWAY INC DEL  CL A       084670108    89,820        670   SH       SHARED-DEFINED  1         0          670   0
COSTCO WHSL CORP NEW        COM        22160K105   182,650  1,850,000   SH       SHARED-DEFINED  1         0    1,850,000   0
LIBERTY GLOBAL INC          COM SER A  530555101   139,142  2,210,000   SH       SHARED-DEFINED  1         0    2,210,000   0








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